UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Integrated Equity Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Integrated Global Equity Fund

Investor Class (TQGEX)

This semi-annual shareholder report contains important information about Integrated Global Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated Global Equity Fund - Investor Class	$39	0.74%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$194,504
Number of Portfolio Holdings	341
Table Summary

Portfolio Turnover Rate	39.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	32.1%
Financials	16.0
Industrials & Business Services	11.0
Consumer Discretionary	8.1
Health Care	8.0
Communication Services	7.6
Consumer Staples	4.8
Energy	3.7
Materials	3.5
Other	5.2

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	4.4%
Apple	4.3
Alphabet	4.0
Microsoft	2.7
Amazon.com	2.0
Taiwan Semiconductor Manufacturing	2.0
Broadcom	1.8
Micron Technology	1.3
Samsung Electronics	1.2
Meta Platforms	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F203-053 8/26

Integrated Global Equity Fund

Investor Class (TQGEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Integrated Global Equity Fund

I Class (TQGIX)

This semi-annual shareholder report contains important information about Integrated Global Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated Global Equity Fund - I Class	$31	0.58%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$194,504
Number of Portfolio Holdings	341
Table Summary

Portfolio Turnover Rate	39.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	32.1%
Financials	16.0
Industrials & Business Services	11.0
Consumer Discretionary	8.1
Health Care	8.0
Communication Services	7.6
Consumer Staples	4.8
Energy	3.7
Materials	3.5
Other	5.2

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	4.4%
Apple	4.3
Alphabet	4.0
Microsoft	2.7
Amazon.com	2.0
Taiwan Semiconductor Manufacturing	2.0
Broadcom	1.8
Micron Technology	1.3
Samsung Electronics	1.2
Meta Platforms	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F572-053 8/26

Integrated Global Equity Fund

I Class (TQGIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TQGEX Integrated Global Equity
Fund
TQGIX Integrated Global Equity
Fund–
.
I Class

T. ROWE PRICE Integrated Global Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 21 .25 $ 17 .92 $ 15 .83 $ 13 .18 $ 19 .21 $ 16 .18
Investment
activities
Net investment
income
(1)(2)
0 .14 0 .22 0 .22 0 .21 0 .31 0 .12
Net realized and
unrealized gain/
loss 2 .44 3 .82 2 .63 2 .90 ( 3 .59 ) 3 .06
Total from
investment
activities 2 .58 4 .04 2 .85 3 .11 ( 3 .28 ) 3 .18
Distributions
Net investment
income — ( 0 .26 ) ( 0 .22 ) ( 0 .22 ) ( 0 .34 ) ( 0 .12 )
Net realized gain — ( 0 .45 ) ( 0 .54 ) ( 0 .24 ) ( 2 .41 ) ( 0 .03 )
Total distributions — ( 0 .71 ) ( 0 .76 ) ( 0 .46 ) ( 2 .75 ) ( 0 .15 )
NET ASSET
VALUE
End of period $ 23 .83 $ 21 .25 $ 17 .92 $ 15 .83 $ 13 .18 $ 19 .21

T. ROWE PRICE Integrated Global Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
12 .14% 22 .57% 17 .94% 23 .68% ( 17 .08 ) % 19 .65%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .97%
(4)
1 .08% 1 .51% 1 .90% 2 .18% 1 .77%
Net expenses
after waivers/
payments by
Price Associates 0 .74%
(4)
0 .74% 0 .74% 0 .75% 0 .73% 0 .76%
Net investment
income 1 .26%
(4)
1 .09% 1 .22% 1 .47% 1 .83% 0 .67%
Portfolio turnover
rate 39 .6% 71 .6% 48 .5% 44 .7% 102 .9% 25 .6%
Net assets, end
of period (in
thousands) $85,298 $62,874 $26,984 $16,554 $12,547 $30,478
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Integrated Global Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 21 .23 $ 17 .89 $ 15 .81 $ 13 .16 $ 19 .25 $ 16 .20
Investment
activities
Net investment
income
(1)(2)
0 .16 0 .24 0 .24 0 .24 0 .37 0 .15
Net realized and
unrealized gain/
loss 2 .43 3 .84 2 .64 2 .89 ( 3 .64 ) 3 .07
Total from
investment
activities 2 .59 4 .08 2 .88 3 .13 ( 3 .27 ) 3 .22
Distributions
Net investment
income — ( 0 .29 ) ( 0 .26 ) ( 0 .24 ) ( 0 .41 ) ( 0 .14 )
Net realized gain — ( 0 .45 ) ( 0 .54 ) ( 0 .24 ) ( 2 .41 ) ( 0 .03 )
Total distributions — ( 0 .74 ) ( 0 .80 ) ( 0 .48 ) ( 2 .82 ) ( 0 .17 )
NET ASSET
VALUE
End of period $ 23 .82 $ 21 .23 $ 17 .89 $ 15 .81 $ 13 .16 $ 19 .25

T. ROWE PRICE Integrated Global Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
12 .20% 22 .84% 18 .11% 23 .84% ( 16 .98 ) % 19 .88%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .78%
(4)
0 .91% 1 .31% 1 .70% 2 .21% 1 .72%
Net expenses
after waivers/
payments by
Price Associates 0 .58%
(4)
0 .58% 0 .58% 0 .59% 0 .58% 0 .60%
Net investment
income 1 .42%
(4)
1 .20% 1 .37% 1 .64% 2 .30% 0 .84%
Portfolio turnover
rate 39 .6% 71 .6% 48 .5% 44 .7% 102 .9% 25 .6%
Net assets, end
of period (in
thousands) $109,206 $72,012 $34,423 $17,078 $11,558 $1,268
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Integrated Global Equity Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.1%
Common Stocks 1.1%
ANZ Group Holdings  16,860 411
BHP Group  7,623 318
Coles Group  21,226 357
Commonwealth Bank of Australia  1,792 204
Qantas Airways  19,784 145
Rio Tinto (1) 1,251 151
Scentre Group  51,310 137
Suncorp Group  20,672 276
Westpac Banking  2,709 66
Total Australia (Cost $1,874) 2,065
AUSTRIA 0.2%
Common Stocks 0.2%
Erste Group Bank  1,660 222
OMV  3,809 240
Total Austria (Cost $365) 462
BELGIUM 0.2%
Common Stocks 0.2%
Ageas  2,553 204
UCB  692 207
Total Belgium (Cost $391) 411
BRAZIL 0.5%
Common Stocks 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo  27,385 158
Localiza Rent a Car  17,962 145
TIM  24,768 105
408
Preferred Stocks 0.3%
Itau Unibanco Holding  25,186 206

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Petroleo Brasileiro 42,641 312
518
Total Brazil (Cost $957) 926
CANADA 3.3%
Common Stocks 3.3%
Barrick Mining  9,837 362
Canadian National Railway  7,389 882
Canadian Natural Resources (1) 18,376 727
Constellation Software, Warrants, 3/31/40 (2)(3) 76 —
DPM Metals  17,555 570
Empire, Class A  10,727 376
George Weston  5,420 389
Kinross Gold  13,190 312
Magna International  6,368 419
Nutrien 5,906 372
Quebecor, Class B  8,535 407
Royal Bank of Canada  966 200
Shopify, Class A (3) 1,305 149
Suncor Energy  16,132 868
TMX Group  14,565 477
Total Canada (Cost $5,814) 6,510
CHILE 0.2%
Common Stocks 0.2%
Banco de Chile  642,281 127
Latam Airlines Group  7,541,498 220
Total Chile (Cost $298) 347
CHINA 3.0%
Common Stocks 2.0%
Alibaba Group Holding (HKD)  26,496 318
China Construction Bank, Class H (HKD)  119,000 123
China Mengniu Dairy (HKD)  117,000 240
China Pacific Insurance Group, Class H (HKD)  72,400 249
China Resources Land (HKD)  58,000 223
CSPC Pharmaceutical Group (HKD)  120,000 107
Geely Automobile Holdings (HKD)  55,000 119
Guangdong Investment (HKD)  124,000 123

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Lenovo Group (HKD)  42,000 125
NetEase (HKD)  9,200 236
New China Life Insurance, Class H (HKD)  13,700 81
New Oriental Education & Technology Group (HKD)  44,700 205
Tencent Holdings (HKD)  9,600 530
Tongcheng Travel Holdings (HKD)  96,400 147
WuXi AppTec , Class H (HKD)  11,800 232
Yum China Holdings (USD)  5,278 216
Zijin Gold International (HKD)  13,600 155
Zijin Mining Group, Class H (HKD)  56,000 198
ZTO Express Cayman (HKD)  12,800 283
3,910
Common Stocks - China A Shares 1.0%
Contemporary Amperex Technology, A Shares (CNH)  4,600 267
Ping An Bank, A Shares (CNH)  150,700 223
Sany Heavy Industry, A Shares (CNH)  85,000 217
Shaanxi Coal Industry, A Shares (CNH)  21,600 65
Shanxi Lu'an Environmental Energy Development, A Shares
(CNH)  36,300 77
TCL Technology Group, A Shares (CNH)  434,200 374
Wanhua Chemical Group, A Shares (CNH)  21,500 217
Weichai Power, A Shares (CNH)  64,700 262
Yunnan Aluminium , A Shares (CNH)  22,200 73
Zhejiang Zheneng Electric Power, A Shares (CNH)  124,200 97
1,872
Total China (Cost $6,078) 5,782
DENMARK 0.4%
Common Stocks 0.4%
Novo Nordisk, Class B  6,570 315
Orsted  (3) 9,821 221
Vestas Wind Systems  8,356 237
Total Denmark (Cost $758) 773
EGYPT 0.1%
Common Stocks 0.1%
Commercial International Bank - Egypt  78,807 205
Total Egypt (Cost $184) 205

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
FINLAND 0.2%
Common Stocks 0.2%
UPM- Kymmene 8,951 237
Wartsila  5,070 194
Total Finland (Cost $370) 431
FRANCE 2.1%
Common Stocks 2.1%
Airbus  692 154
BNP Paribas  3,938 460
Cie Generale des Etablissements Michelin  7,644 295
Eurofins Scientific  4,435 347
Ipsen  1,433 276
Klepierre 5,026 210
LVMH Moet Hennessy Louis Vuitton  431 238
Orange  15,756 297
Schneider Electric  524 172
Societe Generale  2,932 260
SPIE  2,972 171
Thales  1,104 284
TotalEnergies  6,388 494
Vinci  3,247 474
Total France (Cost $3,837) 4,132
GERMANY 1.3%
Common Stocks 1.3%
Allianz  618 293
Deutsche Post  3,759 229
Deutsche Telekom  14,416 393
Evonik Industries  10,248 186
Hannover Rueck 1,255 348
Infineon Technologies  963 91
SAP  1,358 209
Siemens  1,012 325
Siemens Energy  2,190 417
Total Germany (Cost $2,451) 2,491

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
HONG KONG 0.4%
Common Stocks 0.4%
AIA Group  12,200 111
Galaxy Entertainment Group (1) 52,000 196
HKT Trust & HKT  133,000 198
Techtronic Industries  21,500 358
Total Hong Kong (Cost $806) 863
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank  1,700 251
Total Hungary (Cost $180) 251
INDIA 0.3%
Common Stocks 0.3%
HDFC Bank  12,443 105
Power Finance  25,791 116
Torrent Pharmaceuticals  4,466 218
Union Bank of India  56,072 102
Total India (Cost $568) 541
INDONESIA 0.2%
Common Stocks 0.2%
Bank Mandiri Persero  1,332,700 288
Telkom Indonesia Persero  1,304,000 173
Total Indonesia (Cost $537) 461
IRELAND 0.2%
Common Stocks 0.2%
Ryanair Holdings  13,955 436
Total Ireland (Cost $390) 436

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
ISRAEL 0.1%
Common Stocks 0.1%
Tower Semiconductor (3) 955 247
Total Israel (Cost $242) 247
ITALY 0.8%
Common Stocks 0.8%
Enel  44,188 507
Generali  4,664 227
Poste Italiane  (1) 6,488 212
UniCredit  5,820 522
Total Italy (Cost $899) 1,468
JAPAN 5.1%
Common Stocks 5.1%
Advantest  1,000 206
Aisin  12,700 172
Asahi Group Holdings  25,700 244
Hitachi  6,500 180
Idemitsu Kosan  22,400 166
Isetan Mitsukoshi Holdings  18,600 475
KDDI  22,800 383
Kioxia Holdings (3) 600 349
Komatsu  8,700 340
Kurita Water Industries  5,100 291
Mitsubishi Chemical Group  45,200 317
Mitsubishi Electric  2,600 95
Mitsubishi UFJ Financial Group  26,700 532
MS&AD Insurance Group Holdings  12,900 334
Murata Manufacturing  6,600 474
NGK Insulators  5,000 236
Oji Holdings  32,000 157
ORIX  11,000 419
Recruit Holdings  8,600 598
Renesas Electronics  16,000 494
Seven & i Holdings  25,000 300
Shimizu  20,500 325
SoftBank Group  3,500 130

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Sony Group  27,000 543
Sumitomo  34,400 331
Sumitomo Mitsui Trust Group  9,300 347
Taiheiyo Cement (1) 5,900 145
Takeda Pharmaceutical  12,000 383
Tokyo Electron  1,500 727
Toyota Motor  10,400 174
Total Japan (Cost $7,967) 9,867
MEXICO 0.1%
Common Stocks 0.1%
Fomento Economico Mexicano 18,500 236
Total Mexico (Cost $230) 236
NETHERLANDS 1.3%
Common Stocks 1.3%
ASM International  203 233
ASML Holding (USD)  889 1,769
ING Groep 10,955 346
Koninklijke Ahold Delhaize  6,802 274
Total Netherlands (Cost $1,328) 2,622
NORWAY 0.3%
Common Stocks 0.3%
DNB Bank  8,077 241
Kongsberg Gruppen  8,983 271
Yara International  3,830 168
Total Norway (Cost $756) 680
PERU 0.1%
Common Stocks 0.1%
Credicorp (USD)  546 213
Total Peru (Cost $145) 213

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
PHILIPPINES 0.1%
Common Stocks 0.1%
BDO Unibank  106,130 206
Total Philippines (Cost $248) 206
POLAND 0.2%
Common Stocks 0.2%
Bank Polska Kasa Opieki 3,041 185
ORLEN  3,524 119
Powszechny Zaklad Ubezpieczen 7,159 125
Total Poland (Cost $360) 429
PORTUGAL 0.2%
Common Stocks 0.2%
Jeronimo Martins  16,592 318
Total Portugal (Cost $358) 318
SAUDI ARABIA 0.1%
Common Stocks 0.1%
Saudi National Bank  23,481 242
Total Saudi Arabia (Cost $233) 242
SINGAPORE 0.4%
Common Stocks 0.4%
DBS Group Holdings  8,790 445
United Overseas Bank  9,400 290
Total Singapore (Cost $555) 735
SOUTH AFRICA 0.5%
Common Stocks 0.5%
Absa Group  15,670 218
Anglogold Ashanti  1,718 138
Clicks Group  7,667 107
FirstRand  45,386 270

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Gold Fields  3,623 122
Vodacom Group  9,731 90
Total South Africa (Cost $929) 945
SOUTH KOREA 3.0%
Common Stocks 3.0%
DB Insurance  2,759 240
Hana Financial Group  1,499 112
Hyundai Mobis 371 122
KB Financial Group  3,050 316
Kia  2,018 182
Samsung Electronics  10,318 2,290
Samsung Fire & Marine Insurance  699 282
SK hynix 1,130 1,994
SK Square  179 202
Total South Korea (Cost $2,073) 5,740
SPAIN 1.0%
Common Stocks 1.0%
ACS Actividades de Construccion y Servicios 1,425 209
ACS Actividades de Construccion y Servicios , Rights,
7/16/26 (3) 1,425 3
Banco Bilbao Vizcaya Argentaria  22,045 555
Banco Santander  16,484 229
CaixaBank 20,126 285
Endesa  (1) 5,286 240
International Consolidated Airlines Group  37,110 236
Naturgy Energy Group  6,309 198
Total Spain (Cost $1,574) 1,955
SWEDEN 0.6%
Common Stocks 0.6%
Industrivarden , Class C  5,135 282
Investor, Class B  3,289 137
Sandvik  6,492 268
Swedbank, Class A  6,251 233
Telefonaktiebolaget LM Ericsson, Class B  18,067 203
Total Sweden (Cost $1,048) 1,123

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
SWITZERLAND 1.2%
Common Stocks 1.2%
Avolta 3,833 256
Logitech International  1,562 146
Nestle  2,469 253
Novartis  3,083 482
Roche Holding  1,177 484
Sonova Holding  921 219
UBS Group  9,619 477
Total Switzerland (Cost $2,103) 2,317
TAIWAN 3.2%
Common Stocks 3.2%
Accton Technology  5,000 399
ASE Technology Holding  20,000 446
Delta Electronics  8,000 502
Hon Hai Precision Industry  49,000 391
MediaTek  5,000 681
Taiwan Semiconductor Manufacturing  49,000 3,866
Total Taiwan (Cost $2,983) 6,285
THAILAND 0.3%
Common Stocks 0.3%
CP ALL  196,700 276
PTT Exploration & Production  25,000 101
True Corp  456,700 177
Total Thailand (Cost $588) 554
TÜRKIYE 0.1%
Common Stocks 0.1%
BIM Birlesik Magazalar 14,545 114
Total Türkiye (Cost $115) 114

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 0.1%
Common Stocks 0.1%
Emaar Properties  41,273 134
Total United Arab Emirates (Cost $162) 134
UNITED KINGDOM 3.7%
Common Stocks 3.7%
3i Group  8,457 278
AstraZeneca  4,785 894
BAE Systems  16,522 405
Barclays  46,508 312
British American Tobacco  3,117 193
BT Group  89,907 227
Bunzl  9,233 322
Endeavour Mining  3,519 172
Glencore  62,076 423
GSK  6,985 183
HSBC Holdings  24,533 464
Imperial Brands  6,556 242
InterContinental Hotels Group (USD)  2,397 412
Kingfisher  51,181 192
National Grid  5,289 87
Pearson  13,647 217
Rolls-Royce Holdings  26,269 504
Shell  16,750 651
Standard Chartered  10,153 275
Tesco  44,178 269
Unilever  6,881 413
Total United Kingdom (Cost $6,164) 7,135
UNITED STATES 62.5%
Common Stocks 62.5%
AbbVie  1,177 296
Advanced Micro Devices (3) 2,580 1,499
Allstate  4,421 1,052
Alphabet, Class A  21,613 7,724
Altria Group  2,411 173
Amazon.com (3) 16,453 3,921

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Ameren  5,360 606
AMETEK  3,987 965
Apple  29,178 8,443
Applied Materials  2,801 2,025
AppLovin , Class A (3) 1,064 548
Avery Dennison  5,333 866
Baker Hughes  14,948 830
Bank of America  29,054 1,655
Bank of New York Mellon  8,230 1,190
Berkshire Hathaway, Class B (3) 873 437
Block (3) 11,019 837
Booking Holdings  6,451 1,150
Booz Allen Hamilton Holding  5,333 324
Bristol-Myers Squibb  18,716 1,078
Broadcom  9,336 3,527
Cardinal Health  4,085 970
Caterpillar  692 737
Charles Schwab  12,271 1,132
Chevron  1,655 274
Chubb  3,310 1,128
Cisco Systems  13,936 1,637
Citigroup  10,346 1,448
Coca-Cola  10,609 862
Colgate-Palmolive  11,474 1,052
Consolidated Edison  7,811 864
Corebridge Financial  16,020 459
Costco Wholesale  355 332
CVS Health  8,905 921
Dell Technologies, Class C  2,293 989
Dover  3,780 848
DTE Energy  4,800 731
Elevance Health  2,625 1,015
Eli Lilly  1,161 1,393
Emerson Electric  4,900 701
Entegris 3,932 707
EOG Resources  5,028 652
Equinix, REIT  520 542
Exxon Mobil  6,434 880
Flex (3) 2,300 373
Fortive 14,305 874
Freeport-McMoRan  2,700 170
General Electric  1,257 470
Gilead Sciences  9,639 1,218

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Goldman Sachs Group  316 320
Hewlett Packard Enterprise  12,000 541
Home Depot  1,326 468
IDEX  3,347 760
Intel (3) 9,950 1,389
International Business Machines  656 184
Jabil  990 382
JB Hunt Transport Services  3,010 871
Johnson & Johnson  2,240 569
JPMorgan Chase  3,440 1,126
KeyCorp  21,964 506
Keysight Technologies (3) 1,603 561
KLA  2,440 736
L3Harris Technologies  3,029 880
Lam Research  1,500 650
Las Vegas Sands  19,579 904
Linde  770 400
Lowe's  3,760 829
Marvell Technology  885 264
Mastercard, Class A  2,781 1,428
McDonald's  680 184
McKesson  831 628
Merck  2,584 332
Meta Platforms, Class A  3,914 2,205
Micron Technology  2,108 2,433
Microsoft  14,235 5,310
Morgan Stanley  6,632 1,386
Netflix (3) 5,022 359
Northrop Grumman  1,836 935
NVIDIA  42,876 8,579
ON Semiconductor (3) 7,279 688
Oracle  3,047 447
Parker-Hannifin  820 802
PepsiCo  977 132
PG&E  50,845 855
Philip Morris International  7,162 1,296
Procter & Gamble  3,615 530
QUALCOMM  4,262 788
Realty Income, REIT  5,842 362
Royalty Pharma, Class A  7,547 423
Salesforce  455 71
Seagate Technology Holdings  240 232
SS&C Technologies Holdings  12,870 799

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
T-Mobile U.S.  5,403 906
TE Connectivity  3,978 802
TechnipFMC  10,800 716
Teledyne Technologies (3) 1,041 694
Tesla (3) 3,697 1,555
Texas Instruments  3,617 1,078
Textron  9,578 879
Thermo Fisher Scientific  1,837 921
TJX  6,740 1,021
U.S. Bancorp  17,521 1,058
Ulta Beauty (3) 1,851 835
UnitedHealth Group  572 238
Ventas, REIT  5,265 468
Verizon Communications  3,578 151
Viatris 57,383 911
Visa, Class A  2,389 820
Walmart  4,375 495
Wells Fargo  2,481 205
Welltower, REIT  2,484 564
Western Digital  320 204
Workday, Class A (3) 3,579 438
WP Carey, REIT  3,715 266
Zoom Communications (3) 2,949 255
Total United States (Cost $95,764) 121,549
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 3.69% (4)(5) 1,695,344 1,695
Total Short-Term Investments (Cost $1,695) 1,695

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.66% (4)(5) 216,180 216
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 216
Total Securities Lending Collateral (Cost $216) 216
Total Investments in Securities
99.8% of Net Assets
(Cost $154,593) $ 194,112
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 3. All or a portion of this security is on loan at June 30, 2026.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Non-income producing
(4) Seven-day yield
(5) Affiliated Companies
CNH Offshore China Renminbi
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Integrated Global Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.69% $ — $ — $ 25
T. Rowe Price Treasury Reserve Fund, 3.66% — — —++
Totals $ —# $ — $ 25+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government
Reserve Fund, 3.69% $ 973  ¤  ¤ $ 1,695
T. Rowe Price Treasury
Reserve Fund, 3.66% 1,210  ¤  ¤ 216
Total $ 1,911^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+
Investment income comprised
$25
of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,911.

T. ROWE PRICE Integrated Global Equity Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $154,593) $ 194,112
Receivable for shares sold 354
Dividends receivable 197
Foreign currency (cost $170) 170
Due from affiliates 10
Other assets 80
Total assets 194,923
Liabilities
Obligation to return securities lending collateral 216
Investment management fees payable 83
Payable for shares redeemed 66
Other liabilities 54
Total liabilities 419
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 194,504
Net Assets Consist of:
Total distributable earnings (loss) $ 46,481
Paid-in capital applicable to 8,162,737 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 148,023
NET ASSETS $ 194,504
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $85,298; Shares outstanding: 3,578,879) $ 23.83
I Class
(Net assets: $109,206; Shares outstanding: 4,583,858) $ 23.82

T. ROWE PRICE Integrated Global Equity Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $112) $ 1,575
Securities lending 6
Total income 1,581
Expenses
Investment management 421
Shareholder servicing
Investor Class $ 76
I Class 12 88
Prospectus and shareholder reports
Investor Class 4
I Class 2 6
Custody and accounting 110
Registration 29
Legal and audit 25
Miscellaneous 8
Waived / paid by Price Associates (169)
Total expenses 518
Net investment income 1,063

T. ROWE PRICE Integrated Global Equity Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $(3)) 6,252
Foreign currency transactions (14)
Net realized gain 6,238
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(5)) 10,847
Other assets and liabilities denominated in foreign currencies (3)
Change in net unrealized gain / loss 10,844
Net realized and unrealized gain / loss 17,082
INCREASE IN NET ASSETS FROM OPERATIONS $ 18,145

T. ROWE PRICE Integrated Global Equity Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,063 $ 1,188
Net realized gain 6,238 3,375
Change in net unrealized gain / loss 10,844 17,226
Increase in net assets from operations 18,145 21,789
Distributions to shareholders
Net earnings
Investor Class – (2,132)
I Class – (2,231)
Decrease in net assets from distributions – (4,363)
Capital share transactions
*
Shares sold
Investor Class 32,466 54,106
I Class 38,276 38,673
Distributions reinvested
Investor Class – 1,969
I Class – 2,185
Shares redeemed
Investor Class (18,517) (29,406)
I Class (10,752) (11,474)
Increase in net assets from capital share
transactions 41,473 56,053
Net Assets
Increase during period 59,618 73,479
Beginning of period 134,886 61,407
End of period $ 194,504 $ 134,886
*Share information (000s)
Shares sold
Investor Class 1,444 2,819
I Class 1,670 1,953
Distributions reinvested
Investor Class – 94
I Class – 104
Shares redeemed
Investor Class (823) (1,461)
I Class (478) (589)
Increase in shares outstanding 1,813 2,920

T. ROWE PRICE Integrated Global Equity Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Integrated Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Integrated Global
Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital. The fund has two classes of shares: the Integrated Global Equity Fund
(Investor Class) and the Integrated Global Equity Fund–I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any,

T. ROWE PRICE Integrated Global Equity Fund

are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2026, the fund realized $1,177,000 of net gain on
$3,647,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Integrated Global Equity Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Integrated Global Equity Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Integrated Global Equity Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 123,747 $ 67,936 $ — $ 191,683
Preferred Stocks — 518 — 518
Short-Term Investments 1,695 — — 1,695
Securities Lending Collateral 216 — — 216
Total $ 125,658 $ 68,454 $ — $ 194,112

T. ROWE PRICE Integrated Global Equity Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending

T. ROWE PRICE Integrated Global Equity Fund

revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $1,345,000; the aggregate value of collateral was $1,409,000 and consisted of cash collateral and related investments of $216,000 and U.S.
government securities of $1,193,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $108,240,000 and
$62,693,000, respectively, for the six months ended June 30, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $154,722,000. Net unrealized gain aggregated
$39,390,000 at period-end, of which $43,432,000 related to appreciated investments and $4,042,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a

T. ROWE PRICE Integrated Global Equity Fund

reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Integrated Global Equity Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2026 as indicated
in the table below. Including these amounts, expenses previously waived/
paid by Price Associates in the amount of $1,005,000 remain subject to repayment by the fund at June 30, 2026. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $64,000 for
Investor
Class I Class
Expense limitation/I Class Limit 0.74% 0.05%
Expense limitation date 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $(83) $(86)

T. ROWE PRICE Integrated Global Equity Fund

Price Associates and $44,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

T. ROWE PRICE Integrated Global Equity Fund

The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Integrated Global Equity Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Integrated Global Equity Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Integrated Global Equity Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or the
Adviser had not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Integrated Global Equity Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the first quintile (Expense
Group) and second quintile (Expense Universe). The information provided to the
Board for the fund’s I Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Integrated Global Equity Fund

information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F203-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Integrated Equity Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026